Organization and Principal Activities (Details 3)	12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2014 The Affiliated Entities USD ($)	Dec. 31, 2014 The Affiliated Entities CNY	Dec. 31, 2013 The Affiliated Entities CNY	Dec. 31, 2012 The Affiliated Entities CNY	Dec. 31, 2014 Group CNY	Dec. 31, 2013 Group CNY	Dec. 31, 2012 Group CNY	Dec. 31, 2014 Group USD ($)	Dec. 31, 2013 Group USD ($)	Dec. 31, 2012 Group USD ($)
Principal subsidiaries and consolidated Affiliated Entities
Accumulated deficit	$ (140,064,430)	(869,043,761)	(405,580,002)					297,000,000						$ 869,000,000	$ 406,000,000	$ 267,000,000
Current assets:
Cash and cash equivalents	234,942,200	1,457,722,376	419,402,835	299,237,536	67,595,467	332,100,808	16,496,775	102,355,892	80,941,498
Restricted cash	7,096,348	44,030,000	9,250,000				7,096,348	44,030,000	9,250,000
Short-term investments	75,519,776	468,570,000	327,000,000				16,117,074	100,000,000	227,000,000
Accounts receivable, net	1,393,237	8,644,481	1,651,087				1,393,237	8,644,481	1,651,087
Intercompany receivable							10,552,548	65,474,340	13,746,342
Prepayments and other current assets	92,721,031	575,296,906	286,560,247				91,340,469	566,731,065	282,575,230
Total current assets	411,672,592	2,554,263,763	1,043,864,169				142,996,451	887,235,778	615,164,157
Non-current assets:
Property and equipment, net	11,654,303	72,310,290	24,851,303				3,642,518	22,600,370	6,022,935
Other non-current assets	2,972,517	18,443,279	6,657,304				2,621,447	16,265,031	3,432,475
Total non-current assets	14,626,820	90,753,569	31,508,607				6,263,965	38,865,401	9,455,410
Total assets	426,299,412	2,645,017,332	1,075,372,776				149,260,416	926,101,179	624,619,567
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company amounting to RMB753,432,666 and RMB1,168,077,588 (US$188,259,934), as of December 31, 2013 and December 2014, respectively):
Accounts payable	61,680,741	382,704,323	288,964,931				60,191,458	373,463,921	288,379,189
Salary and welfare payable	12,690,481	78,739,361	47,388,096				10,649,283	66,074,540	43,247,478
Taxes payable	625,994	3,884,044	1,323,961				335,054	2,078,879	979,842
Advances from customers	102,960,351	638,827,791	396,737,968				102,956,321	638,802,791	396,737,968
Intercompany payables							8,399,264	52,114,075	37,678,689
Accrued expenses and other current liabilities	17,706,237	109,860,116	29,732,090				14,127,818	87,657,457	24,088,189
Total current liabilities	195,663,804	1,214,015,635	764,147,046				196,659,198	1,220,191,663	791,111,355
Total liabilities	199,254,443	1,236,294,114	784,017,048				196,659,198	1,220,191,663	791,111,355
Net revenues	569,728,780	3,534,939,179	1,949,687,414	1,112,880,580			602,210,214	3,736,473,491	1,937,485,065	1,115,480,429
Net loss	(72,181,581)	(447,857,851)	(79,632,079)	(107,189,923)			(20,677,996)	(128,298,694)	(39,596,629)	(42,581,564)	(448,000,000)	(80,000,000)	(107,000,000)
Net cash provided by/(used in) operating activities	(43,693,582)	(271,101,198)	116,736,250	14,663,258			(8,291,668)	(51,446,481)	161,148,389	92,391,338	271,000,000	117,000,000	15,000,000
Net cash provided by/(used in) investing activities	(36,734,567)	(227,923,296)	(304,217,892)	(46,785,852)			(11,630,222)	72,160,875	(201,058,056)	(29,022,592)
Net cash provided by financing activities	$ 248,266,876	1,540,396,658	306,360,473				$ 112,820	700,000